Australian Taxation Office-Amended Assessment	12 Months Ended
Mar. 31, 2011
Australian Taxation Office-Amended Assessment [Abstract]
AUSTRALIAN TAXATION OFFICE - AMENDED ASSESSMENT
14. AUSTRALIAN TAXATION OFFICE – AMENDED ASSESSMENT

In March 2006, RCI Pty Ltd (“RCI”), a wholly-owned subsidiary of the Company, received an amended assessment from the Australian Taxation Office (“ATO”) with respect to RCI’s income tax return for the year ended 31 March 1999. The amended assessment related to the amount of net capital gains arising as a result of an internal corporate restructure carried out in 1998 and was issued pursuant to the discretion granted to the Commissioner of Taxation under Part IVA of the Income Tax Assessment Act 1936. The amended assessment issued to RCI was for a total of A$412.0 million. However, after subsequent remissions of general interest charges (“GIC”) by the ATO the total was changed to A$368.0 million, comprising primary tax after allowable credits, penalties, and GIC.

During fiscal year 2007 RCI agreed with the ATO that in accordance with the ATO Receivable Policy, RCI would pay 50% of the total amended assessment being A$184.0 million (US$152.5 million), and provide a guarantee from James Hardie Industries SE (formerly James Hardie Industries N.V.) in favour of the ATO for the remaining unpaid 50% of the amended assessment, pending outcome of the appeal of the amended assessment. RCI also agreed to pay GIC accruing on the unpaid balance of the amended assessment in arrears on a quarterly basis.

The ATO conceded that RCI has a reasonably arguable position that the amount of net capital gains arising as a result of the corporate restructure carried out in 1998 was reported correctly in the fiscal year 1999 tax return and that Part IVA does not apply.

On 30 May 2007, the ATO issued a Notice of Decision disallowing RCI’s objection to the amended assessment (“Objection Decision”). On 11 July 2007, RCI filed an application appealing the Objection Decision and the matter was heard before the Federal Court of Australia in September 2009.

On 1 September 2010, the Federal Court of Australia dismissed RCI’s appeal.

Prior to the Federal Court’s decision on RCI’s appeal, the Company believed it was more-likely-than-not that the tax position reported in RCI’s tax return for the 1999 fiscal year would be upheld on appeal. As a result, until 31 August 2010, the Company treated the payment of 50% of the amended assessment, GIC and interest accrued on amounts paid to the ATO with respect to the amended assessment as a deposit on its consolidated balance sheet.

As a result of the Federal Court’s decision, the Company re-assessed its tax position with respect to the amended assessment and concluded that the ’more-likely-than-not’ recognition threshold as prescribed by US GAAP was no longer met. Accordingly, with effect from 1 September 2010, the Company removed the deposit with the ATO from its consolidated balance sheet and recognised an expense of US$345.2 million (A$388.0 million) on its consolidated statement of operations, which did not result in a cash outflow for the year ended ended 31 March 2011. In addition, the Company recognised an uncertain tax position of US$190.4 million (A$184.3 million) on its consolidated balance sheet relating to the unpaid portion of the amended assessment.

RCI strongly disputes the amended assessment and is pursuing an appeal of the Federal Court’s judgment. RCI’s appeal was heard from 16 May 2011 to 18 May 2011 before the Full Court of the Federal Court of Australia. Judgment has been reserved.

With effect from 1 September 2010, the Company has expensed payments of GIC to the ATO as incurred. The Company will continue to expense GIC as incurred until RCI ultimately prevails on the matter or the remaining outstanding balance of the amended assessment is paid.

The ATO was awarded costs in connection with RCI’s appeal of the objection decision to the Federal Court of Australia. The Company has made a provision for such costs within other non-current liabilities on the Company’s consolidated balance sheet at 31 March 2011.